Related Party Transactions (Details) (Affiliated Entity [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Net sales to the affiliate	$ 353.3	$ 156.6	$ 107.5
Accounts receivable due from the affiliated company	$ 38.5	$ 29.8